Statements of changes in equity - USD ($)	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [member]	Unit Premiums And Reserves [member]	Total
Balance as (in number of units) at Dec. 31, 2015	127,331,218
Balance as at Dec. 31, 2015	$ 1,453,136,520	$ (712,142,865)	$ (62,467,856)	$ 58,617	$ 678,584,416
Proceeds from issuance of Units (note 7)	$ 122,216,983				122,216,983
Cost of Redemption of Units (note 7) (in number of units)	(1,355)
Cost of Redemption of Units (note 7)	$ (13,550)	(4,221)		(466)	(8,863)
Cost of Redemption of Units (note 7)	$ 13,550	4,221		466	8,863
Net income for the period		91,638,332			91,638,332
Balance as (in number of units) at Dec. 31, 2016	146,724,023
Balance as at Dec. 31, 2016	$ 1,575,339,953	(620,500,312)	(66,364,552)	59,083	888,534,172
Proceeds from issuance of Units (note 7) (in number of units)	19,394,160
Underwriting commissions and issue expenses			(3,896,696)		(3,896,696)
Proceeds from issuance of Units (note 7)	$ 18,765,423				18,765,423
Cost of Redemption of Units (note 7) (in number of units)	(25,500)
Cost of Redemption of Units (note 7)	$ (255,000)	(93,819)		(8,059)	(153,122)
Cost of Redemption of Units (note 7)	$ 255,000	93,819		8,059	153,122
Net income for the period		50,187,237			50,187,237
Balance as (in number of units) at Dec. 31, 2017	149,618,786
Balance as at Dec. 31, 2017	$ 1,593,850,376	$ (570,219,256)	(66,607,082)	$ 67,142	957,091,180
Proceeds from issuance of Units (note 7) (in number of units)	2,920,263
Underwriting commissions and issue expenses			$ (242,530)		$ (242,530)